Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Feb. 28, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue				$ 4,920.0	$ 4,007.0	$ 3,233.0
Operating expenses				3,899.0	3,055.0	2,968.0
Accounts receivable, net				1,300.0	1,107.0
Other current liabilities				447.0	426.0
Contract liabilities current				294.0	209.0
Contract liabilities noncurrent				752.0	702.0
Additional (reversal of) provision				11.0	17.0	0.0
Accounts receivable, allowance				31.0	20.0	3.0	$ 3.0
Proceeds from equity method investments				59.9	8.2	6.9
Prepaid expenses and other current assets				358.0	256.0
Proceeds from settlement of loans, including convertible loans				56.0	0.0	0.0
Ampere | Convertible loans receivable
Related Party Transaction [Line Items]
Proceeds from settlement of loans, including convertible loans	$ 39.3
Ampere | Loans receivable
Related Party Transaction [Line Items]
Convertible debt, noncurrent					33.8
Arduino
Related Party Transaction [Line Items]
Loan receivable, noncurrent					16.6
Related Party
Related Party Transaction [Line Items]
Revenue				1,499.0	823.0	724.0
Operating lease, lease income, lease payments				1.0	1.2	1.7
Accounts receivable, net				270.0	279.0
Other current liabilities				20.0	11.0
Contract liabilities current				36.0	81.0
Contract liabilities noncurrent				23.0	24.0
Ampere | Convertible loans receivable
Related Party Transaction [Line Items]
Proceeds from settlement of loans, including convertible loans	$ 39.3
Arduino
Related Party Transaction [Line Items]
Proceeds from settlement of loans, including convertible loans		$ 16.9
Loan receivable, credit loss reversal				16.8
Loans receivable, noncurrent					16.6
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans receivable, noncurrent				3.2	3.2
IP Licensing Revenue | Related Party
Related Party Transaction [Line Items]
Revenue				790.6	670.4	670.8
Net receivable				276.2	284.6
Accounts receivable, before allowance for credit loss, current				296.5	294.5
Other current liabilities				20.3	9.9
Contract liabilities current				30.3	80.2
Contract liabilities noncurrent				23.3	24.0
Additional (reversal of) provision				12.3	16.0	0.0
Accounts receivable, allowance				28.3	16.0
Service Share Arrangement | Related Party
Related Party Transaction [Line Items]
Operating expenses				63.3	59.4	74.1
Contract termination costs				0.0	0.0	5.5
Common Control in SoftBank | Related Party
Related Party Transaction [Line Items]
Revenue				704.4	145.5
Contract assets				645.8	145.5
Common Control in SoftBank | Related Party | Ampere
Related Party Transaction [Line Items]
Revenue				3.6	3.5	49.3
Other Equity Investments | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net				0.5	0.7
Contract liabilities current				5.4	0.7
Contract assets				0.5	6.3
Other Entities Controlled By SoftBank Group | Related Party
Related Party Transaction [Line Items]
Revenue				0.0	0.0	4.4
Accounts receivable, net				0.0	0.0
Contract liabilities current				0.0	0.0
Contract assets				0.0	0.0
Linaro Agreement | Related Party
Related Party Transaction [Line Items]
Other current liabilities					0.7
Subscription costs incurred				$ 6.1	10.4	$ 10.6
Amounts of transaction			$ 4.0
Related party transaction, term			5 years
Prepaid expenses and other current assets					$ 2.4
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage								10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage								48.20%